Long-Term Debt - Additional Information (Detail) (USD $)				12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Teekay Nakilat Corporation [Member]	Dec. 31, 2013 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] CreditFacility	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] First Tranche [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Second Tranche [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] First Tranche [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] Second Tranche [Member]	Dec. 31, 2013 Unsecured Debt [Member] Teekay Nakilat Corporation [Member]	Dec. 31, 2012 Unsecured Debt [Member] Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities							3
Borrowings provided under revolving credit facilities							$ 427,700,000
Undrawn amount of revolving credit facilities							192,700,000
Amount reduced under revolving credit facilities, 2014							34,500,000
Amount reduced under revolving credit facilities, 2015							84,100,000
Amount reduced under revolving credit facilities, 2016							27,300,000
Amount reduced under revolving credit facilities, 2017							28,200,000
Amount reduced under revolving credit facilities, 2018							253,600,000
Months required to repay all borrowings							12 months
Number of vessels, collateral							The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.			This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.		This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security and is guaranteed by the Partnership.		The term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Partnership.						This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.		This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.
Long-term debt	1,777,507,000	963,000,000	1,413,353,000				235,000,000	80,000,000		103,207,000	112,264,000	125,000,000	0	296,935,000	321,851,000	297,956,000	309,984,000			102,372,000	108,799,000				13,282,000	13,282,000
Reference rate for the variable rate of the debt instrument										LIBOR		LIBOR		LIBOR		LIBOR		LIBOR	LIBOR				LIBOR	LIBOR
Bullet repayments of term loan per vessel										50,700,000		83,300,000		56,000,000					95,000,000					20,000,000
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility										2.75%		3.20%		0.68%				0.30%	0.63%				0.30%	0.70%
Frequency of paying U.S. Dollar-denominated Term Loans									Quarterly payments	Quarterly payments		Quarterly payments		Quarterly payments				Quarterly payments					Semi-annual payments
Partnership interest owned				70.00%	69.00%	69.00%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate														128,700,000
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding														5.39%											4.84%
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate														$ 168,200,000